Expenses by category (Tables)	12 Months Ended
Dec. 31, 2020
Expenses by category [Abstract]
Research and Development
Research and Development

	For the Years Ended December 31,
In CHF thousands	2020	2019	2018
Operating expenses	43,787	37,465	32,921
Payroll expenses	14,424	12,382	10,662
Share-based compensation	1,276	585	694
Total research and development expenses	59,487	50,432	44,277

General and Administrative
General and administrative

	For the Years Ended December 31,
In CHF thousands	2020	2019	2018
Operating expenses	7,471	6,637	4,903
Payroll expenses	8,274	7,172	5,740
Share-based compensation	2,812	2,249	1,824
Total general and administrative expenses	18,557	16,058	12,467

Financial Result, net
Financial result, net

	For the Years Ended December 31,
In CHF thousands	2020	2019	2018
Financial income	78	303	127
Financial expense	(184)	(1,926)	(334)
Change in fair value of conversion feature	—	4,542	—
Exchange differences	(555)	(2,013)	(1,194)
Finance result, net	(661)	906	(1,401)